Shareholders' equity	12 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Shareholders' equity
11. Shareholders’ equity
Ordinary

shares
As of June 30, 2021, the Company had 76,463,244 ordinary shares authorized on a fully diluted basis. Each share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Ordinary shareholders are entitled to receive dividends as may be declared by the board of directors. From inception through June 30, 2021, no cash dividends have been declared or paid.